UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2013

MFS® GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.8%
Aerospace - 4.5%
Honeywell International, Inc.	429,328	$35,625,636
United Technologies Corp.	284,378	30,021,785

		$65,647,421
Alcoholic Beverages - 6.8%
Carlsberg Group	134,571	$13,338,839
Diageo PLC	1,102,502	34,449,301
Heineken N.V.	477,889	33,568,108
Pernod Ricard S.A.	151,245	18,008,186

		$99,364,434
Apparel Manufacturers - 4.1%
Burberry Group PLC	333,114	$7,753,270
Compagnie Financiere Richemont S.A.	198,320	19,415,195
LVMH Moet Hennessy Louis Vuitton S.A.	148,121	26,927,261
NIKE, Inc., “B”	94,060	5,918,255

		$60,013,981
Automotive - 1.2%
Delphi Automotive PLC	276,816	$14,870,556
Harley-Davidson, Inc.	48,230	2,738,017

		$17,608,573
Broadcasting - 7.0%
Omnicom Group, Inc.	211,693	$13,605,509
Time Warner, Inc.	301,950	18,799,407
Viacom, Inc., “B”	103,992	7,567,498
Walt Disney Co.	673,185	43,521,410
WPP Group PLC	1,011,094	18,211,420

		$101,705,244
Brokerage & Asset Managers - 0.6%
Deutsche Boerse AG	125,131	$8,852,770

Business Services - 4.3%
Accenture PLC, “A”	388,946	$28,708,104
Adecco S.A.	149,754	9,506,778
Brenntag AG	43,548	7,154,859
Compass Group PLC	1,296,291	17,708,404

		$63,078,145
Cable TV - 1.1%
British Sky Broadcasting Group PLC	487,460	$6,140,022
Time Warner Cable, Inc.	92,160	10,512,691

		$16,652,713
Chemicals - 1.8%
3M Co.	229,258	$26,921,767

Computer Software - 2.8%
Autodesk, Inc. (a)	145,006	$5,131,762
Check Point Software Technologies Ltd. (a)	101,210	5,699,135
Dassault Systemes S.A.	33,499	4,402,170

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
Oracle Corp.	778,173	$25,173,897

		$40,406,964
Computer Software - Systems - 0.6%
Canon, Inc.	285,300	$8,814,549

Consumer Products - 6.3%
Colgate-Palmolive Co.	342,042	$20,478,055
International Flavors & Fragrances, Inc.	182,685	14,739,026
Procter & Gamble Co.	68,075	5,466,423
Reckitt Benckiser Group PLC	506,042	36,019,708
Svenska Cellulosa Aktiebolaget	585,706	15,500,454

		$92,203,666
Electrical Equipment - 3.8%
Amphenol Corp., “A”	175,818	$13,812,262
Legrand S.A.	333,685	17,290,600
Rockwell Automation, Inc.	36,721	3,556,429
Schneider Electric S.A.	258,238	20,547,541

		$55,206,832
Electronics - 2.6%
Altera Corp.	217,330	$7,728,255
Hoya Corp.	507,000	10,946,767
Microchip Technology, Inc.	245,225	9,745,242
Samsung Electronics Co. Ltd.	8,857	10,091,426

		$38,511,690
Energy - Independent - 0.4%
INPEX Corp.	1,453	$6,366,428

Food & Beverages - 5.3%
Dr Pepper Snapple Group, Inc.	200,939	$9,391,889
Groupe Danone	344,224	27,201,541
J.M. Smucker Co.	25,255	2,841,693
Nestle S.A.	571,119	38,693,783

		$78,128,906
Food & Drug Stores - 1.0%
Lawson, Inc.	51,800	$4,063,160
Walgreen Co.	217,674	10,938,119

		$15,001,279
Gaming & Lodging - 0.5%
William Hill PLC	908,632	$6,724,677

General Merchandise - 0.8%
Target Corp.	168,826	$12,028,853

Insurance - 0.8%
Swiss Re Ltd.	137,888	$10,980,977

Major Banks - 6.2%
Bank of New York Mellon Corp.	757,438	$23,821,425
Goldman Sachs Group, Inc.	102,345	16,787,650

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Standard Chartered PLC	802,925	$18,621,000
State Street Corp.	461,565	32,157,234

		$91,387,309
Medical Equipment - 7.7%
DENTSPLY International, Inc.	262,566	$11,258,830
Medtronic, Inc.	335,259	18,519,707
Sonova Holding AG	79,282	8,755,330
St. Jude Medical, Inc.	509,455	26,690,347
Thermo Fisher Scientific, Inc.	350,524	31,936,242
Waters Corp. (a)	155,898	15,736,344

		$112,896,800
Network & Telecom - 0.7%
Cisco Systems, Inc.	414,876	$10,600,082

Oil Services - 2.9%
National Oilwell Varco, Inc.	194,386	$13,640,066
Saipem S.p.A.	300,369	6,413,514
Schlumberger Ltd.	270,529	22,002,124

		$42,055,704
Other Banks & Diversified Financials - 8.1%
Aeon Financial Service Co. Ltd.	68,900	$2,010,492
American Express Co.	268,325	19,794,335
Credicorp Ltd.	25,393	3,016,434
Erste Group Bank AG (l)	251,181	7,628,842
Grupo Financiero Banorte S.A. de C.V.	291,400	1,851,372
ICICI Bank Ltd.	451,663	6,752,475
Itau Unibanco Holding S.A., ADR	801,732	10,222,083
Julius Baer Group Ltd.	272,410	12,374,646
Komercni Banka A.S.	27,223	5,303,730
Sberbank of Russia, ADR	385,976	4,450,303
UBS AG	747,229	14,719,309
Visa, Inc., “A”	168,981	29,911,327

		$118,035,348
Pharmaceuticals - 4.9%
Bayer AG	272,654	$31,684,050
Johnson & Johnson	113,081	10,573,074
Merck KGaA	116,789	19,312,522
Roche Holding AG	42,083	10,367,847

		$71,937,493
Railroad & Shipping - 1.8%
Canadian National Railway Co.	239,042	$23,870,734
Kuehne & Nagel International AG	24,305	2,941,445

		$26,812,179
Restaurants - 1.1%
McDonald’s Corp.	145,594	$14,279,860
Whitbread PLC	36,364	1,786,795

		$16,066,655
Specialty Chemicals - 5.9%
Akzo Nobel N.V.	303,584	$18,479,208
L’Air Liquide S.A.	60,806	8,071,530

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
Linde AG	220,070	$42,393,114
Praxair, Inc.	142,700	17,148,259

		$86,092,111
Specialty Stores - 1.3%
AutoZone, Inc. (a)	20,613	$9,246,580
Sally Beauty Holdings, Inc. (a)	317,501	9,686,956

		$18,933,536
Trucking - 1.6%
United Parcel Service, Inc., “B”	271,875	$23,598,750

Utilities - Electric Power - 0.3%
Red Electrica de Espana	73,613	$4,108,697
Total Common Stocks		$1,446,744,533

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	16,262,261	$16,262,261

Collateral for Securities Loaned - 0.0%
Major Banks - 0.0%
Morgan Stanley Repurchase Agreement, 0.07%, dated 7/31/13, due 8/01/13, total to be received $172,872 (secured by U.S. Treasury and Federal Agency obligations valued at $176,330 in an individually traded account), at Value	$172,872	$172,872
Total Investments		$1,463,179,666

Other Assets, Less Liabilities - 0.1%		2,091,667
Net Assets - 100.0%		$1,465,271,333

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,446,744,533	$—	$—	$1,446,744,533
Short term securities	—	172,872	—	172,872
Mutual Funds	16,262,261	—	—	16,262,261
Total Investments	$1,463,006,794	$172,872	$—	$1,463,179,666

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,110,376,538
Gross unrealized appreciation	371,780,488
Gross unrealized depreciation	(18,977,360)
Net unrealized appreciation (depreciation)	$352,803,128

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,292,919	353,774,116	(342,804,774)	16,262,261

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$20,387	$16,262,261

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2013, are as follows:

United States	51.6%
United Kingdom	10.1%
Switzerland	8.7%
France	8.4%
Germany	7.5%
Netherlands	3.6%
Japan	2.2%
Canada	1.6%
Sweden	1.1%
Other Countries	5.2%

6

QUARTERLY REPORT

July 31, 2013

MFS® GLOBAL TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 60.1%
Aerospace - 3.6%
Cobham PLC	797,412	$3,488,769
Honeywell International, Inc.	97,740	8,110,465
Lockheed Martin Corp.	129,660	15,574,759
Northrop Grumman Corp.	36,280	3,339,937
United Technologies Corp.	80,070	8,452,990

		$38,966,920
Alcoholic Beverages - 0.9%
Heineken N.V.	130,832	$9,189,964

Automotive - 0.7%
Johnson Controls, Inc.	94,630	$3,805,072
USS Co. Ltd.	26,530	3,172,978

		$6,978,050
Broadcasting - 2.1%
Fuji Television Network, Inc.	1,404	$2,542,429
Nippon Television Holdings, Inc.	150,700	2,730,485
Omnicom Group, Inc.	75,160	4,830,533
Viacom, Inc., “B”	66,630	4,848,665
Walt Disney Co.	119,250	7,709,513

		$22,661,625
Brokerage & Asset Managers - 1.0%
BlackRock, Inc.	21,845	$6,159,416
Computershare Ltd.	178,189	1,566,415
Daiwa Securities Group, Inc.	331,000	2,826,228

		$10,552,059
Business Services - 3.3%
Accenture PLC, “A”	123,600	$9,122,916
Amadeus Holdings AG	192,159	6,600,592
Bunzl PLC	221,889	4,756,060
Compass Group PLC	579,020	7,909,891
Dun & Bradstreet Corp.	16,490	1,708,859
Nomura Research Institute Ltd.	163,900	5,373,496

		$35,471,814
Cable TV - 0.4%
Comcast Corp., “Special A”	106,500	$4,591,215

Chemicals - 1.9%
3M Co.	78,052	$9,165,646
Givaudan S.A.	3,113	4,335,898
PPG Industries, Inc.	45,373	7,279,644

		$20,781,188
Computer Software - 0.5%
Oracle Corp.	166,300	$5,379,805

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 1.3%
Canon, Inc.	133,800	$4,133,847
International Business Machines Corp.	48,046	9,370,892

		$13,504,739
Construction - 0.7%
Geberit AG	11,533	$3,091,833
Stanley Black & Decker, Inc.	55,360	4,684,563

		$7,776,396
Consumer Products - 3.0%
Henkel KGaA, IPS	92,100	$9,022,758
Kao Corp.	274,400	8,800,082
Kose Corp.	66,400	1,882,611
Procter & Gamble Co.	76,910	6,175,873
Reckitt Benckiser Group PLC	88,264	6,282,569

		$32,163,893
Electrical Equipment - 1.6%
Danaher Corp.	63,180	$4,254,541
Legrand S.A.	104,919	5,436,602
Pentair Ltd.	21,785	1,330,628
Spectris PLC	65,178	2,092,108
Tyco International Ltd.	115,550	4,022,296

		$17,136,175
Electronics - 1.1%
Halma PLC	279,902	$2,367,453
Hirose Electric Co. Ltd.	21,300	2,847,687
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	369,274	6,270,273

		$11,485,413
Energy - Independent - 0.8%
Cairn Energy PLC (a)	489,279	$2,003,698
Occidental Petroleum Corp.	72,510	6,457,016

		$8,460,714
Energy - Integrated - 2.7%
Chevron Corp.	41,221	$5,189,312
Exxon Mobil Corp.	116,910	10,960,313
Royal Dutch Shell PLC, “A”	276,949	9,428,888
Suncor Energy, Inc.	110,103	3,479,645

		$29,058,158
Food & Beverages - 2.9%
General Mills, Inc.	125,030	$6,501,560
Groupe Danone	173,515	13,711,639
Nestle S.A.	158,711	10,752,801

		$30,966,000
Food & Drug Stores - 1.2%
CVS Caremark Corp.	148,260	$9,116,507
Lawson, Inc.	51,300	4,023,940

		$13,140,447
General Merchandise - 0.6%
Target Corp.	83,500	$5,949,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 3.6%
Aon PLC	60,880	$4,109,400
Hiscox Ltd.	272,303	2,692,566
ING Groep N.V. (a)	389,427	3,978,810
MetLife, Inc.	151,980	7,358,872
Prudential Financial, Inc.	54,690	4,318,869
Swiss Re Ltd.	66,986	5,334,560
Travelers Cos., Inc.	86,410	7,219,556
Zurich Insurance Group AG	13,003	3,499,970

		$38,512,603
Leisure & Toys - 0.4%
Hasbro, Inc.	93,290	$4,291,340

Machinery & Tools - 0.4%
GLORY Ltd.	71,600	$1,681,953
Neopost S.A. (l)	42,072	3,030,242

		$4,712,195
Major Banks - 4.8%
Bank of New York Mellon Corp.	189,858	$5,971,034
Goldman Sachs Group, Inc.	32,190	5,280,126
HSBC Holdings PLC	691,351	7,864,745
JPMorgan Chase & Co.	202,940	11,309,846
State Street Corp.	85,620	5,965,145
Sumitomo Mitsui Financial Group, Inc.	53,600	2,455,275
Toronto-Dominion Bank	21,861	1,842,360
Wells Fargo & Co.	240,010	10,440,435

		$51,128,966
Medical & Health Technology & Services - 0.4%
Kobayashi Pharmaceutical Co. Ltd.	51,700	$2,698,264
Quest Diagnostics, Inc.	35,250	2,055,428

		$4,753,692
Medical Equipment - 1.3%
Abbott Laboratories	120,390	$4,409,886
Medtronic, Inc.	104,640	5,780,314
St. Jude Medical, Inc.	74,010	3,877,384

		$14,067,584
Network & Telecom - 1.1%
Ericsson, Inc., “B”	726,387	$8,586,504
Nokia Oyj (a)	876,033	3,438,020

		$12,024,524
Other Banks & Diversified Financials - 0.6%
DNB A.S.A.	263,785	$4,393,582
Hachijuni Bank Ltd.	174,000	1,023,634
North Pacific Ltd.	250,900	971,209

		$6,388,425
Pharmaceuticals - 6.3%
Bayer AG	87,858	$10,209,633
GlaxoSmithKline PLC	511,541	13,104,580
Johnson & Johnson	167,380	15,650,030

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Pfizer, Inc.		477,800	$13,966,094
Roche Holding AG		50,988	12,561,742
Santen Pharmaceutical Co. Ltd.		53,700	2,344,679

			$67,836,758
Printing & Publishing - 0.6%
Moody’s Corp.		38,580	$2,614,567
Pearson PLC		169,910	3,489,420

			$6,103,987
Railroad & Shipping - 0.2%
Canadian National Railway Co.		17,230	$1,720,588

Real Estate - 0.7%
Deutsche Wohnen AG		270,774	$4,776,573
GSW Immobilien AG		71,353	2,887,602

			$7,664,175
Restaurants - 0.5%
McDonald’s Corp.		54,377	$5,333,296

Specialty Stores - 0.2%
Esprit Holdings Ltd.		1,272,950	$2,074,641

Telecommunications - Wireless - 3.0%
KDDI Corp.		352,000	$19,449,699
NTT DoCoMo, Inc.		1,921	2,933,199
Vodafone Group PLC		3,215,846	9,661,909

			$32,044,807
Telephone Services - 1.6%
AT&T, Inc.		196,610	$6,934,435
China Unicom (Hong Kong) Ltd.		1,016,000	1,490,804
Deutsche Telekom AG		285,310	3,472,235
TDC A.S.		328,426	2,873,892
Telecom Italia S.p.A.		4,144,338	2,172,839

			$16,944,205
Tobacco - 3.1%
British American Tobacco PLC		152,359	$8,126,071
Japan Tobacco, Inc.		234,400	8,199,571
Lorillard, Inc.		90,620	3,854,069
Philip Morris International, Inc.		144,780	12,911,480

			$33,091,191
Trucking - 1.0%
United Parcel Service, Inc., “B”		29,430	$2,554,524
Yamato Holdings Co. Ltd.		359,200	7,894,989

			$10,449,513
Total Common Stocks			$643,356,440

Bonds - 36.9%
Asset-Backed & Securitized - 1.5%
Bayview Commercial Asset Trust, FRN, 1.72%, 2023 (z)	CAD	209,921	$203,613
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		$1,489,951	1,643,058

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049	$995,797	$1,019,218
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	995,797	1,100,122
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	136,981	137,324
Goldman Sachs Mortgage Securities Corp., FRN, 5.799%, 2045	3,520,000	3,919,333
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.814%, 2049	1,058,797	1,109,252
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.928%, 2051	1,813,786	1,879,236
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.814%, 2049	1,040,000	1,167,064
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.85%, 2050	214,544	223,618
Merrill Lynch Mortgage Trust, FRN, 5.85%, 2050	1,040,000	1,172,294
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.924%, 2051	1,635,753	1,672,665
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.924%, 2051	510,000	570,207

		$15,817,004
Automotive - 0.6%
Daimler Finance North America LLC, 1.3%, 2015 (n)	$1,610,000	$1,617,292
Daimler Finance North America LLC, 1.875%, 2018 (n)	492,000	486,485
Hyundai Capital America, 2.125%, 2017 (n)	38,000	37,085
Toyota Motor Credit Corp., 0.875%, 2015	1,570,000	1,579,001
Volkswagen International Finance N.V., 1.15%, 2015 (n)	1,810,000	1,818,272
Volkswagen International Finance N.V., 2.375%, 2017 (n)	534,000	545,221

		$6,083,356
Biotechnology - 0.1%
Life Technologies Corp., 6%, 2020	$1,390,000	$1,575,544

Broadcasting - 0.2%
British Sky Broadcasting Group PLC, 3.125%, 2022 (n)	$1,510,000	$1,417,830
Discovery Communications, Inc., 4.875%, 2043	610,000	581,487

		$1,999,317
Building - 0.0%
Owens Corning, Inc., 6.5%, 2016	$157,000	$175,586

Cable TV - 0.2%
Cox Communications, Inc., 3.25%, 2022 (n)	$495,000	$452,285
NBCUniversal Media LLC, 5.15%, 2020	728,000	830,734
Time Warner Cable, Inc., 5%, 2020	688,000	699,683

		$1,982,702
Chemicals - 0.1%
Dow Chemical Co., 8.55%, 2019	$580,000	$746,306

Conglomerates - 0.1%
Roper Industries, Inc., 1.85%, 2017	$251,000	$248,126
Votorantim Participacoes S.A., 6.75%, 2021 (n)	368,000	393,760

		$641,886
Consumer Products - 0.1%
Newell Rubbermaid, Inc., 4.7%, 2020	$730,000	$780,243

Electrical Equipment - 0.0%
Ericsson, Inc., 4.125%, 2022	$395,000	$391,014

Emerging Market Quasi-Sovereign - 0.8%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$319,000	$323,785
BNDES Participacoes S.A., 6.5%, 2019 (n)	192,000	211,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)		$305,000	$314,152
Comision Federal de Electricidad, 5.75%, 2042 (n)		677,000	643,150
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)		271,000	269,911
Empresa Nacional del Petroleo, 6.25%, 2019		265,000	288,282
Gaz Capital S.A., 3.85%, 2020 (n)		1,081,000	1,024,248
Pemex Project Funding Master Trust, 5.75%, 2018		523,000	580,530
Petrobras Global Finance Co., FRN, 2.408%, 2019		610,000	599,325
Petrobras International Finance Co., 5.375%, 2021		1,049,000	1,044,631
Petroleos Mexicanos, 6%, 2020		408,000	455,940
Petroleos Mexicanos, 5.5%, 2021		232,000	249,980
PTT PLC, 3.375%, 2022 (n)		1,400,000	1,310,000
Rosneft, 3.149%, 2017 (n)		200,000	197,750
Rosneft, 4.199%, 2022 (n)		307,000	283,208
State Grid International Development Co. Ltd., 1.75%, 2018 (z)		444,000	428,222

			$8,224,314
Emerging Market Sovereign - 0.6%
Government of Thailand, 3.625%, 2023	THB	53,310,000	$1,655,371
Republic of Colombia, 6.125%, 2041		$613,000	671,235
Republic of Peru, 7.35%, 2025		700,000	890,750
Republic of Peru, 5.625%, 2050		28,000	28,560
Russian Federation, 4.5%, 2022 (n)		200,000	206,000
Russian Federation, 5.625%, 2042 (n)		200,000	206,500
United Mexican States, 8.5%, 2029	MXN	27,890,000	2,558,334

			$6,216,750
Energy - Independent - 0.0%
EOG Resources, Inc., 2.625%, 2023		$269,000	$251,113

Financial Institutions - 0.1%
General Electric Capital Corp., 3.1%, 2023		$989,000	$929,805
SLM Corp., 6.25%, 2016		382,000	406,830

			$1,336,635
Food & Beverages - 0.3%
Anheuser-Busch InBev S.A., 5.375%, 2020		$672,000	$775,803
Conagra Foods, Inc., 3.2%, 2023		729,000	697,652
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		979,000	1,007,253
Tyson Foods, Inc., 6.6%, 2016		900,000	1,015,621

			$3,496,329
Food & Drug Stores - 0.0%
CVS Caremark Corp., 5.75%, 2017		$305,000	$351,849

Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 2020 (n)		$793,000	$893,251

Insurance - 0.4%
American International Group, Inc., 4.875%, 2016		$830,000	$914,409
American International Group, Inc., 4.875%, 2022		1,030,000	1,120,072
Aviva PLC, FRN, 5.7%, 2049	EUR	930,000	1,249,598
UnumProvident Corp., 6.85%, 2015 (n)		$1,367,000	1,518,423

			$4,802,502

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - Property & Casualty - 0.6%
AXIS Capital Holdings Ltd., 5.75%, 2014		$1,440,000	$1,523,922
Berkshire Hathaway, Inc., 4.5%, 2043		940,000	897,893
Chubb Corp., 6.375% to 2017, FRN to 2067		730,000	790,225
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		345,000	357,523
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		804,000	864,300
Swiss Re Ltd., 2.875%, 2022 (n)		830,000	784,943
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		1,259,000	1,340,835

			$6,559,641
International Market Quasi-Sovereign - 0.3%
Electricite de France, FRN, 5.25%, 2049 (n)		$810,000	$774,563
Statoil A.S.A., 4.25%, 2041		660,000	631,174
Statoil A.S.A., FRN, 0.554%, 2018		477,000	477,902
Temasek Financial I Ltd., 2.375%, 2023 (n)		1,450,000	1,309,292

			$3,192,931
International Market Sovereign - 19.9%
Federal Republic of Germany, 3.25%, 2021	EUR	4,690,000	$7,167,132
Federal Republic of Germany, 6.25%, 2030	EUR	2,281,000	4,676,946
Government of Australia, 5.75%, 2021	AUD	7,855,000	8,125,467
Government of Canada, 4.5%, 2015	CAD	4,984,000	5,145,151
Government of Canada, 4.25%, 2018	CAD	11,104,000	12,024,450
Government of Canada, 3.25%, 2021	CAD	3,633,000	3,775,087
Government of Canada, 5.75%, 2033	CAD	1,350,000	1,864,067
Government of Japan, 1.1%, 2020	JPY	2,140,000,000	22,729,484
Government of Japan, 2.1%, 2024	JPY	1,847,650,000	21,294,341
Government of Japan, 2.2%, 2027	JPY	357,700,000	4,125,602
Government of Japan, 2.4%, 2037	JPY	325,150,000	3,732,812
Government of Japan, 2%, 2052	JPY	127,000,000	1,339,983
Kingdom of Belgium, 4.25%, 2021	EUR	3,526,000	5,440,875
Kingdom of Spain, 4%, 2015	EUR	6,107,000	8,397,591
Kingdom of Spain, 5.5%, 2017	EUR	2,087,000	3,020,434
Kingdom of Spain, 4.6%, 2019	EUR	3,730,000	5,189,871
Kingdom of the Netherlands, 3.5%, 2020	EUR	2,301,000	3,479,990
Kingdom of the Netherlands, 5.5%, 2028	EUR	1,515,000	2,776,949
Republic of Austria, 4.65%, 2018	EUR	2,195,000	3,400,186
Republic of Austria, 1.75%, 2023	EUR	602,000	775,063
Republic of France, 2.5%, 2020	EUR	6,367,000	8,968,394
Republic of France, 6%, 2025	EUR	2,350,000	4,259,614
Republic of France, 4.75%, 2035	EUR	2,368,000	3,943,443
Republic of Iceland, 4.875%, 2016 (n)		$2,826,000	2,960,235
Republic of Ireland, 5.5%, 2017	EUR	5,095,000	7,547,994
Republic of Ireland, 4.5%, 2020	EUR	2,468,000	3,461,587
Republic of Italy, 4.25%, 2015	EUR	1,290,000	1,786,689
Republic of Italy, 5.25%, 2017	EUR	7,852,000	11,324,221
Republic of Italy, 3.75%, 2021	EUR	6,336,000	8,420,298
United Kingdom Treasury, 5%, 2018	GBP	3,229,000	5,777,189
United Kingdom Treasury, 8%, 2021	GBP	10,010,000	21,881,157
United Kingdom Treasury, 4.25%, 2027	GBP	189,000	331,440
United Kingdom Treasury, 4.25%, 2036	GBP	2,038,000	3,527,871

			$212,671,613
Internet - 0.1%
Baidu, Inc., 3.5%, 2022		$920,000	$839,846

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - 1.7%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$1,625,000	$1,735,890
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)		1,000,000	1,017,142
Bank of America Corp., 5.65%, 2018		1,920,000	2,158,341
Barclays Bank PLC, 6%, 2021	EUR	1,167,000	1,739,852
Goldman Sachs Group, Inc., 5.75%, 2022		$564,000	627,740
HSBC Bank PLC, FRN, 0.915%, 2018 (z)		1,116,000	1,115,480
HSBC USA, Inc., 4.875%, 2020		1,000,000	1,075,337
ING Bank N.V., FRN, 1.674%, 2014 (n)		1,260,000	1,270,948
JPMorgan Chase & Co., 4.25%, 2020		1,190,000	1,252,993
Morgan Stanley, 7.3%, 2019		980,000	1,161,712
Morgan Stanley, 5.5%, 2021		490,000	536,521
Nordea Bank AB, FRN, 0.735%, 2016 (z)		2,050,000	2,052,259
PNC Financial Services Group, Inc., FRN, 6.75%, 2049		640,000	681,600
Standard Chartered PLC, 3.95%, 2023 (n)		1,000,000	938,749
Wells Fargo & Co., 2.1%, 2017		1,290,000	1,315,736

			$18,680,300
Medical & Health Technology & Services - 0.1%
Express Scripts Holding Co., 2.65%, 2017		$1,390,000	$1,429,184

Metals & Mining - 0.4%
Barrick Gold Corp., 4.1%, 2023 (n)		$499,000	$424,403
Barrick International (Barbados) Corp., 5.75%, 2016 (z)		705,000	754,147
Rio Tinto Finance (USA) PLC, 3.5%, 2022		1,100,000	1,062,238
Southern Copper Corp., 6.75%, 2040		760,000	726,948
Vale Overseas Ltd., 4.625%, 2020		316,000	314,693
Vale Overseas Ltd., 4.375%, 2022		508,000	481,216

			$3,763,645
Mortgage-Backed - 4.1%
Fannie Mae, 4.78%, 2015		$325,495	$343,872
Fannie Mae, 4.856%, 2015		257,561	271,853
Fannie Mae, 5.5%, 2015 - 2037		360,574	382,365
Fannie Mae, 5.09%, 2016		359,267	390,751
Fannie Mae, 5.424%, 2016		304,123	335,041
Fannie Mae, 4.992%, 2017		225,000	235,421
Fannie Mae, 5.05%, 2017		314,080	342,418
Fannie Mae, 2.578%, 2018		900,000	925,377
Fannie Mae, 3.849%, 2018		389,955	422,762
Fannie Mae, 5.16%, 2018		738,047	802,820
Fannie Mae, 5.1%, 2019		327,176	359,877
Fannie Mae, 5.18%, 2019		327,471	361,120
Fannie Mae, 6.16%, 2019		213,716	239,322
Fannie Mae, 5%, 2020 - 2040		4,879,655	5,329,341
Fannie Mae, 4.5%, 2025 - 2034		1,901,462	2,021,039
Fannie Mae, 6%, 2037 - 2038		1,017,787	1,133,417
Fannie Mae, 4%, 2041		1,532,805	1,598,666
Fannie Mae, TBA, 3.5%, 2043		3,880,000	3,900,613
Freddie Mac, 1.426%, 2017		927,000	928,012
Freddie Mac, 3.882%, 2017		733,000	794,431
Freddie Mac, 2.412%, 2018		802,000	815,231
Freddie Mac, 1.883%, 2019		1,250,000	1,220,815
Freddie Mac, 5.085%, 2019		589,000	673,737
Freddie Mac, 3.32%, 2020		546,452	579,387

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 5.5%, 2037	$421,221	$456,608
Freddie Mac, 4.5%, 2040	4,240,829	4,472,814
Freddie Mac, 3.5%, 2043	3,617,000	3,640,917
Freddie Mac, TBA, 3.5%, 2043	2,870,000	2,877,175
Ginnie Mae, 5%, 2040	1,510,350	1,646,303
Ginnie Mae, 3.5%, 2043	6,827,001	6,958,025

		$44,459,530
Natural Gas - Pipeline - 0.1%
Energy Transfer Partners LP, 4.65%, 2021	$884,000	$919,614
Energy Transfer Partners LP, 3.6%, 2023	399,000	377,027

		$1,296,641
Network & Telecom - 0.0%
AT&T, Inc., 5.55%, 2041	$147,000	$152,663

Oil Services - 0.1%
Transocean, Inc., 6.5%, 2020	$650,000	$731,011

Other Banks & Diversified Financials - 1.1%
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)	$840,000	$840,000
BB&T Corp., 3.95%, 2016	1,290,000	1,383,807
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	901,000	957,312
Capital One Bank (USA) N.A., 3.375%, 2023	900,000	850,092
Citigroup, Inc., 6.125%, 2018	386,000	444,099
Citigroup, Inc., 3.375%, 2023	260,000	248,108
Deutsche Bank AG, FRN, 4.296%, 2028	1,681,000	1,526,528
Discover Bank, 7%, 2020	1,065,000	1,256,194
Intesa Sanpaolo S.p.A., 3.875%, 2018	460,000	447,233
Skandinaviska Enskilda, 1.75%, 2018 (z)	1,210,000	1,184,029
Svenska Handelsbanken AB, 2.875%, 2017	383,000	396,409
Svenska Handelsbanken AB, FRN, 0.722%, 2016	1,210,000	1,213,174
Swedbank AB, 2.125%, 2017 (n)	204,000	202,766
Swedbank AB, 1.75%, 2018 (n)	728,000	710,768
U.S. Bancorp, 2.95%, 2022	196,000	185,848

		$11,846,367
Pharmaceuticals - 0.2%
AbbVie, Inc., 1.2%, 2015 (n)	$1,670,000	$1,676,341
Teva Pharmaceutical Finance B.V., 2.95%, 2022	602,000	565,902

		$2,242,243
Printing & Publishing - 0.0%
Pearson Funding Five PLC, 3.25%, 2023 (z)	$219,000	$202,088

Railroad & Shipping - 0.1%
CSX Corp., 4.1%, 2044	$969,000	$854,397

Real Estate - 0.3%
Boston Properties Ltd., 3.125%, 2023	$1,220,000	$1,132,844
ERP Operating LP, REIT, 3%, 2023	245,000	227,458
Simon Property Group, Inc., REIT, 5.65%, 2020	1,140,000	1,311,242
WEA Finance LLC/WT Finance Australia, 3.375%, 2022 (n)	309,000	294,908

		$2,966,452

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Retailers - 0.3%
Cencosud S.A., 5.5%, 2021		$586,000	$594,450
Cencosud S.A., 4.875%, 2023 (n)		479,000	457,366
Gap, Inc., 5.95%, 2021		1,140,000	1,281,498
Home Depot, Inc., 5.95%, 2041		678,000	829,541
Wesfarmers Ltd., 1.874%, 2018 (n)		183,000	179,276

			$3,342,131
Telecommunications - Wireless - 0.2%
America Movil S.A.B. de C.V., 4.75%, 2022	EUR	933,000	$1,407,788
American Tower Corp., REIT, 4.7%, 2022		$167,000	167,188
American Tower Corp., REIT, 3.5%, 2023		162,000	147,452
Crown Castle Towers LLC, 6.113%, 2020 (n)		615,000	698,334

			$2,420,762
Tobacco - 0.1%
Altria Group, Inc., 9.7%, 2018		$277,000	$370,865
Altria Group, Inc., 2.85%, 2022		960,000	885,871

			$1,256,736
Transportation - Services - 0.1%
ERAC USA Finance Co., 2.75%, 2017 (n)		$192,000	$195,837
ERAC USA Finance Co., 7%, 2037 (n)		627,000	751,455

			$947,292
U.S. Government Agencies and Equivalents - 0.4%
Aid-Egypt, 4.45%, 2015		$1,113,000	$1,204,985
Small Business Administration, 5.09%, 2025		86,038	92,625
Small Business Administration, 5.21%, 2026		1,092,265	1,183,463
Small Business Administration, 5.31%, 2027		619,009	680,577
Small Business Administration, 2.22%, 2033		1,288,000	1,231,438

			$4,393,088
U.S. Treasury Obligations - 1.2%
U.S. Treasury Bonds, 4.5%, 2039		$3,772,600	$4,403,333
U.S. Treasury Notes, 4.75%, 2017		3,896,000	4,468,225
U.S. Treasury Notes, 3.5%, 2020		3,343,000	3,683,568

			$12,555,126
Utilities - Electric Power - 0.3%
Enel Finance International S.A., 6%, 2039 (n)		$731,000	$660,605
Exelon Generation Co., LLC, 4.25%, 2022		634,000	637,077
Progress Energy, Inc., 7.05%, 2019		1,160,000	1,412,200

			$2,709,882
Total Bonds			$395,279,270

Money Market Funds - 2.9%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)		30,864,209	$30,864,209

Collateral for Securities Loaned - 0.1%
Morgan Stanley Repurchase Agreement, 0.07%, dated 7/31/13, due 8/01/13, total to be received $1,782,061 (secured by U.S. Treasury and Federal Agency obligations valued at $1,817,701 in an individually traded account), at Value		$1,782,058	$1,782,058
Total Investments			$1,071,281,977

Other Assets, Less Liabilities - (0.0)%			(249,500)
Net Assets - 100.0%			$1,071,032,477

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $36,580,852, representing 3.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Barrick International (Barbados) Corp., 5.75%, 2016	7/17/13-7/18/13	$755,056	$754,147
Bayview Commercial Asset Trust, FRN, 1.72%, 2023	5/25/06	189,802	203,613
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	133,084	137,324
HSBC Bank PLC, FRN, 0.915%, 2018	5/08/13	1,116,000	1,115,480
Nordea Bank AB, FRN, 0.735%, 2016	5/07/13	2,050,000	2,052,259
Pearson Funding Five PLC, 3.25%, 2023	5/01/13	218,727	202,088
Skandinaviska Enskilda, 1.75%, 2018	3/13/13	1,203,531	1,184,029
State Grid International Development Co. Ltd., 1.75%, 2018	5/15/13	443,329	428,222
Total Restricted Securities			$6,077,162
% of Net assets			0.6%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/13

Forward Foreign Currency Exchange Contracts at 7/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	4,467,899	10/18/13	$4,088,306	$3,994,680	$93,626
BUY	CAD	Citibank N.A.	259,000	10/18/13	251,255	251,686	431
BUY	CAD	Credit Suisse Group	1,240,000	10/18/13	1,203,012	1,204,983	1,971
BUY	CHF	UBS AG	3,135,000	10/18/13	3,242,915	3,389,915	147,000
BUY	CNY	Deutsche Bank AG	5,941,000	10/15/13-1/15/14	946,713	958,976	12,263
BUY	CZK	Barclays Bank PLC	8,444,000	10/18/13	418,548	433,068	14,520
BUY	DKK	Goldman Sachs International	8,195,149	10/18/13	1,433,292	1,463,584	30,292
BUY	EUR	Barclays Bank PLC	1,145,000	10/18/13	1,504,675	1,523,682	19,007
BUY	EUR	Credit Suisse Group	1,990,682	10/18/13	2,572,956	2,649,053	76,097
BUY	EUR	Goldman Sachs International	2,638,881	10/18/13	3,446,215	3,511,629	65,414
BUY	EUR	Merrill Lynch International Bank	505,000	10/18/13	647,692	672,017	24,325
BUY	EUR	UBS AG	776,000	10/18/13	1,021,767	1,032,644	10,877
BUY	GBP	Barclays Bank PLC	75,000	10/18/13	111,701	114,036	2,335
BUY	GBP	Credit Suisse Group	126,000	10/18/13	190,325	191,580	1,255
SELL	GBP	Barclays Bank PLC	121,000	10/18/13	184,446	183,978	468
BUY	JPY	Citibank N.A.	33,742,000	10/18/13	339,509	344,769	5,260
BUY	JPY	Goldman Sachs International	71,620,000	10/18/13	720,916	731,798	10,882
BUY	JPY	Merrill Lynch International Bank	1,221,460,830	10/18/13	12,319,074	12,480,625	161,551
BUY	JPY	UBS AG	200,775,000	10/18/13	2,011,874	2,051,476	39,602
BUY	KRW	JPMorgan Chase Bank	4,472,319,000	8/01/13	3,903,402	3,980,968	77,566
SELL	KRW	JPMorgan Chase Bank	4,472,319,000	8/01/13	4,001,001	3,980,968	20,033
BUY	MXN	JPMorgan Chase Bank	23,329,000	9/03/13	1,781,044	1,820,463	39,419
BUY	NOK	Goldman Sachs International	3,974,526	10/18/13	649,199	672,467	23,268
BUY	NZD	Barclays Bank PLC	773,781	10/18/13	598,397	614,568	16,171
BUY	SEK	Goldman Sachs International	14,665,038	10/18/13	2,180,991	2,245,945	64,954
SELL	THB	JPMorgan Chase Bank	44,573,250	9/17/13	1,430,877	1,417,295	13,582
BUY	ZAR	Barclays Bank PLC	9,352,933	10/18/13	919,684	937,349	17,665

							$989,834

Liability Derivatives
BUY	AUD	Westpac Banking Corp.	1,155,000	10/18/13	$1,064,240	$1,032,668	$(31,572)
SELL	CAD	Citibank N.A.	2,149,033	10/18/13	2,039,575	2,088,345	(48,770)
SELL	CAD	Merrill Lynch International Bank	11,124,739	10/18/13	10,549,076	10,810,580	(261,504)
SELL	CNY	Deutsche Bank AG	5,941,000	10/15/13-1/15/14	955,820	958,976	(3,156)
BUY	EUR	Barclays Bank PLC	8,500,114	9/18/13	11,327,677	11,309,973	(17,704)
BUY	EUR	UBS AG	8,500,114	9/18/13	11,328,102	11,309,973	(18,129)
SELL	EUR	Barclays Bank PLC	1,615,904	10/18/13	2,147,006	2,150,326	(3,320)
SELL	EUR	Citibank N.A.	923,825	10/18/13	1,205,614	1,229,358	(23,744)
SELL	EUR	Deutsche Bank AG	8,497,972	10/18/13	10,915,589	11,308,475	(392,886)
SELL	EUR	JPMorgan Chase Bank	8,373,972	10/18/13	10,751,343	11,143,465	(392,122)
BUY	GBP	Goldman Sachs International	1,367,000	10/18/13	2,087,280	2,078,491	(8,789)
SELL	GBP	Barclays Bank PLC	1,385,268	10/18/13	2,068,330	2,106,267	(37,937)
SELL	GBP	Credit Suisse Group	1,420,126	10/18/13	2,120,389	2,159,267	(38,878)
SELL	GBP	Goldman Sachs International	2,568,230	10/18/13	3,878,828	3,904,933	(26,105)
SELL	GBP	Merrill Lynch International Bank	1,420,126	10/18/13	2,119,779	2,159,267	(39,488)
SELL	JPY	Goldman Sachs International	149,052,815	10/18/13	1,497,422	1,522,990	(25,568)
BUY	KRW	JPMorgan Chase Bank	4,472,319,000	8/29/13	3,994,925	3,974,116	(20,809)
SELL	MXN	Deutsche Bank AG	27,628,258	8/15/13	2,144,518	2,160,192	(15,674)
BUY	MYR	Deutsche Bank AG	2,497,863	8/23/13	780,705	768,987	(11,718)
SELL	NOK	Credit Suisse Group	49,000	10/18/13	7,958	8,291	(333)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 7/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	NZD	Citibank N.A.	65,000	10/18/13	$50,447	$51,626	$(1,179)
BUY	PLN	Deutsche Bank AG	4,087,718	8/26/13	1,279,543	1,276,922	(2,621)
SELL	PLN	JPMorgan Chase Bank	1,016,915	8/26/13	307,859	317,664	(9,805)
BUY	SGD	Credit Suisse Group	808,000	10/18/13	640,588	635,828	(4,760)
BUY	THB	HSBC Bank	22,050,000	8/19/13	714,286	702,334	(11,952)

							$(1,448,523)

At July 31, 2013, the fund had cash collateral of $500,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$643,356,437	$—	$—	$643,356,437
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	16,948,215	—	16,948,215
Non-U.S. Sovereign Debt	—	230,305,607	—	230,305,607
U.S. Corporate Bonds	—	48,686,556	—	48,686,556
Residential Mortgage-Backed Securities	—	44,459,532	—	44,459,532
Commercial Mortgage-Backed Securities	—	15,679,681	—	15,679,681
Asset-Backed Securities (including CDOs)	—	137,324	—	137,324
Foreign Bonds	—	39,062,358	—	39,062,358
Short Term Securities	—	1,782,058	—	1,782,058
Mutual Funds	30,864,209	—	—	30,864,209
Total Investments	$674,220,646	$397,061,331	$—	$1,071,281,977

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(458,689)	$—	$(458,689)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$889,024,345
Gross unrealized appreciation	200,478,006
Gross unrealized depreciation	(18,220,374)
Net unrealized appreciation (depreciation)	$182,257,632

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	35,628,764	184,597,719	(189,362,274)	30,864,209

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$35,519	$30,864,209

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2013, are as follows:

United States	44.4%
Japan	13.3%
United Kingdom	11.4%
Germany	4.5%
Switzerland	3.8%
France	3.8%
Canada	2.9%
Italy	2.4%
Spain	2.3%
Other Countries	11.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

July 31, 2013

MFS® UTILITIES FUND

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 90.8%
Broadcasting - 0.2%
SIRIUS XM Radio, Inc.	695,980	$2,596,005
Twenty-First Century Fox, Inc.	254,230	7,596,392

		$10,192,397
Cable TV - 10.2%
Astro Malaysia Holdings Berhad	29,506,200	$27,286,868
Comcast Corp., “Special A”	4,619,787	199,159,018
Kabel Deutschland Holding AG	161,149	18,175,524
Liberty Global PLC, “A” (a)	950,611	77,113,564
Liberty Global PLC, “C” (a)	583,151	44,995,931
Telenet Group Holding N.V.	158,116	7,655,674
Time Warner Cable, Inc.	940,480	107,280,554
Ziggo N.V.	1,054,885	41,904,516

		$523,571,649
Energy - Independent - 5.8%
Anadarko Petroleum Corp.	288,083	$25,501,107
Cabot Oil & Gas Corp.	267,361	20,271,311
CONSOL Energy, Inc.	329,020	10,209,491
Energen Corp.	826,379	49,491,838
EQT Corp.	1,264,034	109,338,941
Noble Energy, Inc.	524,059	32,748,447
QEP Resources, Inc.	1,662,313	50,683,923

		$298,245,058
Natural Gas - Distribution - 8.7%
AGL Energy Ltd.	1,110,310	$14,520,930
China Resources Gas Group Ltd.	7,596,000	18,981,185
Gas Natural SDG S.A.	1,583,260	32,226,236
GDF Suez	2,167,102	45,464,975
Hong Kong & China Gas Co. Ltd.	2,103,000	5,390,639
Infraestructura Energetica Nova S.A.B. de C.V. (a)	2,288,500	9,060,652
NiSource, Inc.	1,394,791	42,847,980
ONEOK, Inc.	1,384,278	73,297,520
Questar Corp.	524,230	12,508,128
Sempra Energy	1,047,954	91,832,209
Snam S.p.A.	8,621,660	40,694,940
Spectra Energy Corp.	1,745,587	62,823,676

		$449,649,070
Natural Gas - Pipeline - 8.9%
APA Group (l)	1,162,056	$6,267,084
Cheniere Energy, Inc. (a)	463,253	13,235,138
Enagas S.A.	2,948,444	72,800,903
Enbridge, Inc.	1,125,979	49,957,028
Kinder Morgan, Inc.	3,660,138	138,206,811
Phillips 66 Partners LP (a)	127,300	4,120,701
TransCanada Corp.	676,820	30,925,093
Williams Cos., Inc.	2,423,699	82,817,795
Williams Partners LP	1,162,122	58,361,767

		$456,692,320

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - 1.3%
Ensco PLC, “A”	724,038	$41,516,339
Noble Corp.	722,020	27,581,164

		$69,097,503
Telecommunications - Wireless - 8.3%
American Tower Corp., REIT	1,172,463	$82,998,656
Bharti Airtel Ltd.	519,770	2,944,836
Cellcom Israel Ltd. (a)	1,792,003	20,070,434
KDDI Corp.	50,700	2,801,420
MegaFon OJSC	411,813	13,075,063
Mobile TeleSystems OJSC	614,140	5,102,198
Mobile TeleSystems OJSC, ADR	3,166,013	61,705,593
SBA Communications Corp. (a)	506,475	37,524,733
Tele2 AB, “B”	2,649,662	33,943,186
Telefonica Deutschland Holding AG	1,933,722	13,233,079
TIM Participacoes S.A., ADR	3,388,605	63,604,116
Turkcell Iletisim Hizmetleri AS (a)	5,931,815	34,623,575
Vodafone Group PLC	18,364,886	55,176,725

		$426,803,614
Telephone Services - 6.9%
Bezeq - The Israel Telecommunication Corp. Ltd.	34,774,114	$56,160,772
CenturyLink, Inc.	1,242,059	44,527,815
Frontier Communications Corp. (l)	3,773,160	16,450,978
Oi S.A, IPS	4,173,700	7,665,550
Portugal Telecom, SGPS, S.A. (l)	5,816,597	22,216,113
PT XL Axiata Tbk	33,690,000	14,751,155
TDC A.S.	5,494,400	48,078,757
Telecom Italia S.p.A.	44,033,830	23,086,538
Telefonica Brasil S.A., ADR (l)	1,176,373	25,256,728
Verizon Communications, Inc.	707,605	35,012,295
Windstream Corp. (l)	7,804,787	65,169,971

		$358,376,672
Utilities - Electric Power - 40.1%
AES Corp.	8,482,563	$105,523,084
Aksa Enerji Uretim A.S. (a)	12,820,525	20,264,370
Alliant Energy Corp.	594,870	31,510,264
Ameren Corp.	149,470	5,352,521
American Electric Power Co., Inc.	1,289,872	59,785,567
Calpine Corp. (a)	6,302,626	126,115,546
CenterPoint Energy, Inc.	2,622,006	65,078,189
CEZ A.S.	980,546	23,326,404
Cheung Kong Infrastructure Holdings Ltd.	4,079,000	28,164,223
China Longyuan Electric Power Group Corp.	12,655,000	13,331,187
CLP Holdings Ltd.	2,890,000	23,960,364
CMS Energy Corp.	4,522,158	126,575,202
Companhia Energetica de Minas Gerais, IPS	6,431,904	58,811,457
Companhia Paranaense de Energia, ADR	1,134,768	14,139,209
Companhia Paranaense de Energia, IPS	2,310,400	28,316,034
Dominion Resources, Inc.	435,220	25,812,898
DTE Energy Co.	148,110	10,471,377
Duke Energy Corp.	953,387	67,690,477
Dynegy, Inc. (a)	68,040	1,417,954
E.ON Russia JSC	71,859,819	5,820,645

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Edison International	2,217,705	$110,552,594
EDP Renovaveis S.A.	15,851,460	81,294,201
Energias de Portugal S.A.	45,427,411	161,359,731
Energias do Brasil S.A.	8,647,800	44,767,580
Great Plains Energy, Inc.	1,122,853	27,161,814
Iberdrola S.A.	6,430,363	35,501,729
ITC Holdings Corp.	269,892	24,767,989
Light S.A.	2,563,560	19,889,544
National Grid PLC	1,084,553	12,976,277
NextEra Energy, Inc.	869,540	75,310,859
Northeast Utilities	871,377	38,697,853
NRG Energy, Inc.	4,606,565	123,548,073
NRG Yield, Inc. (a)	75,850	2,161,725
OGE Energy Corp.	2,130,470	79,679,578
PG&E Corp.	430,195	19,741,649
Pinnacle West Capital Corp.	356,850	21,018,465
Portland General Electric Co.	1,616,724	51,250,151
PPL Corp.	2,353,562	74,772,665
Public Service Enterprise Group, Inc.	2,794,335	94,420,580
Red Electrica de Espana	1,149,383	64,152,621
SSE PLC	1,533,097	36,732,524
Tractebel Energia S.A.	510,900	8,151,647
Transmissora Alianca de Energia Eletrica S.A., IEU	1,583,050	15,841,950

		$2,065,218,771
Utilities - Water - 0.4%
Aguas Andinas S.A., “A”	4,656,851	$3,262,560
Companhia de Saneamento de Minas Gerais	1,092,500	17,330,780

		$20,593,340
Total Common Stocks		$4,678,440,394

Bonds - 0.1%
Asset-Backed & Securitized - 0.0%
Falcon Franchise Loan LLC, FRN, 7.505%, 2023 (i)(z)	$565,182	$81,951

Utilities - Electric Power - 0.1%
Viridian Group FundCo II, Ltd., 11.125%, 2017 (z)	$5,999,000	$6,328,945
Total Bonds		$6,410,896

Convertible Preferred Stocks - 4.2%
Utilities - Electric Power - 4.2%
Dominion Resources, Inc., “A”, 6.125%	493,930	$25,615,210
Dominion Resources, Inc., “B”, 6%	493,930	25,610,271
NextEra Energy, Inc., 5.889%	624,190	36,284,165
NextEra Energy, Inc., 7%	935,273	60,512,163
PPL Corp., 8.75%	1,304,426	71,065,128
Total Convertible Preferred Stocks		$219,086,937

Convertible Bonds - 0.7%
Telecommunications - Wireless - 0.7%
SBA Communications Corp., 4%, 2014	$14,788,000	$36,313,783

Money Market Funds - 3.6%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	183,851,746	$183,851,746

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Collateral for Securities Loaned - 1.1%
Goldman Sachs Repurchase Agreement, 0.08%, dated 7/31/13, due 8/01/13, total to be received $35,000,078 (secured by U.S. Treasury and Federal Agency obligations valued at $35,700,000 in an individually traded account)	$35,000,000	$35,000,000
Morgan Stanley Repurchase Agreement, 0.07%, dated 7/31/13, due 8/01/13, total to be received $21,615,831 (secured by U.S. Treasury and Federal Agency obligations valued at $22,048,124 in an individually traded account)	21,615,789	21,615,789
Total Collateral for Securities Loaned, at Value		$56,615,789
Total Investments		$5,180,719,545

Other Assets, Less Liabilities - (0.5)%		(25,796,605)
Net Assets - 100.0%		$5,154,922,940

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 7.505%, 2023	1/18/02	$16,236	$81,951
Viridian Group FundCo II, Ltd., 11.125%, 2017	3/01/12	5,845,792	6,328,945
Total Restricted Securities			$6,410,896
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

Derivative Contracts at 7/31/13

Forward Foreign Currency Exchange Contracts at 7/31/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Credit Suisse Group	2,412,585	10/18/13	$3,207,216	$3,210,491	$3,275
BUY	EUR	Deutsche Bank AG	2,726,781	10/18/13	3,592,225	3,628,599	36,374
BUY	EUR	JP Morgan Chase Bank N.A	447,032	10/18/13	590,084	594,878	4,794
BUY	EUR	UBS AG	1,744,755	10/18/13	2,312,259	2,321,791	9,532
SELL	EUR	Barclays Bank PLC	75,326,407	9/18/13	100,383,737	100,226,844	156,893
SELL	EUR	UBS AG	75,326,407	9/18/13	100,387,503	100,226,844	160,659
BUY	GBP	UBS AG	1,315,288	10/18/13	1,964,048	1,999,865	35,817
BUY	GBP	Barclays Bank PLC	3,713,148	10/18/13	5,642,796	5,645,753	2,957
SELL	GBP	Barclays Bank PLC	3,302,989	10/18/13	5,034,055	5,022,116	11,939

							$422,240

4

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 7/31/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Credit Suisse Group	855,780	10/18/13	$1,120,515	$1,138,809	$(18,294)
SELL	EUR	Deutsche Bank AG	92,929,734	10/18/13	119,341,765	123,664,043	(4,322,278)
SELL	EUR	JP Morgan Chase Bank N.A	93,272,989	10/18/13	119,792,422	124,120,822	(4,328,400)
SELL	EUR	UBS AG	3,740,615	10/18/13	4,911,422	4,977,735	(66,313)
BUY	GBP	Barclays Bank PLC	7,250,000	9/18/13	11,368,907	11,025,452	(343,455)
BUY	GBP	Citibank N.A.	2,712,116	10/18/13	4,124,784	4,123,708	(1,076)
BUY	GBP	Merrill Lynch International	1,248,298	10/18/13	1,903,624	1,898,007	(5,617)
SELL	GBP	Credit Suisse Group	27,802,522	10/18/13	41,511,945	42,273,075	(761,130)
SELL	GBP	Merrill Lynch International	27,802,522	10/18/13	41,499,991	42,273,076	(773,085)

							$(10,619,648)

At July 31, 2013, the fund had cash collateral of $7,334,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

7/31/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts.

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Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,255,324,208	$—	$—	$3,255,324,208
Brazil	303,774,595	—	—	303,774,595
Portugal	264,870,045	—	—	264,870,045
Spain	204,681,489	—	—	204,681,489
United Kingdom	104,885,527	—	—	104,885,527
Russia	80,601,301	5,102,198	—	85,703,499
Canada	80,882,120	—	—	80,882,120
Israel	76,231,206	—	—	76,231,206
Italy	63,781,478	—	—	63,781,478
Other Countries	457,393,164	—	—	457,393,164
U.S. Corporate Bonds	—	36,313,783	—	36,313,783
Commercial Mortgage-Backed Securities	—	81,951	—	81,951
Foreign Bonds	—	6,328,945	—	6,328,945
Short-Term Securities	—	56,615,789	—	56,615,789
Mutual Funds	183,851,746	—	—	183,851,746
Total Investments	$5,076,276,879	$104,442,666	$—	$5,180,719,545

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(10,197,408)	$—	$(10,197,408)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $5,820,645 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,418,897,617
Gross unrealized appreciation	948,835,038
Gross unrealized depreciation	(187,013,110)
Net unrealized appreciation (depreciation)	$761,821,928

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	224,110,619	984,843,542	(1,025,102,415)	183,851,746

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$167,444	$183,851,746

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Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2013, are as follows:

United States	68.0%
Brazil	5.9%
Portugal	5.1%
Spain	4.0%
United Kingdom	2.2%
Russia	1.7%
Canada	1.6%
Israel	1.5%
Italy	1.2%
Other Countries	8.8%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 16, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2013

*	Print name and title of each signing officer under his or her signature.